Document and Entity Information	Aug. 06, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	HUNTINGTON BANCSHARES INC/MD
Amendment Flag	false
Entity Central Index Key	0000049196
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Incorporation, State or Country Code	MD
Entity File Number	1-34073
Entity Tax Identification Number	31-0724920
Entity Address, Address Line One	41 South High Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43287
City Area Code	(614)
Local Phone Number	480-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
5.875% Series C Non-Cumulative, perpetual preferred stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	5.875% Series C Non-Cumulative, perpetual preferred stock
Trading Symbol	HBANN
Security Exchange Name	NASDAQ
6.250% Series D Non-Cumulative, perpetual preferred stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	6.250% Series D Non-Cumulative, perpetual preferred stock
Trading Symbol	HBANO
Security Exchange Name	NASDAQ
Common Stock—Par Value $0.01 per Share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock—Par Value $0.01 per Share
Trading Symbol	HBAN
Security Exchange Name	NASDAQ